Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Notes Payable

Note 5 – Notes Payable

Notes payable at September 30, 2021 and December 31, 2020 consisted of the following:

	September 30,	December 31,
	2021	2020
Notes payable to individual investors; accrue interest at 8% per annum; principal payments equal to 1/12 of original balance plus interest due quarterly; due from dates ranging from August 9, 2020 to March 26, 2021; unsecured	$-	$304,667
Note payable to the Small Business Administration. The note bears interest at 3.75% per annum, requires monthly payments of $731 after 24 months from funding and is due 30 years from the date of issuance.	-	149,414
Note payable issued under the Paycheck Protection Program of the Coronavirus Aid, Relief and Economic Security (“CARES”) Act in the amount of $192,775. The loan has terms of 24 months and accrues interest at 1% per annum. During the year ended December 31, 2020, $184,775 of this loan has been forgiven as provided for in the CARES Act.	-	8,000
Notes payable to a finance company, default interest at 14% per annum; monthly principal payments ranging from $10,000 to $40,000 with unpaid principal due on December 15, 2021	-	355,438
Notes payable to a finance company, interest at LIBOR plus 10% per annum; monthly principal payments of 0.4166% of principal balance beginning August 1, 2022, with unpaid principal due on July 9, 2026 (A)	7,500,000	-
Total notes payable	7,500,000	817,519
Unamortized debt discount	(1,316,029)	(1,973)
Notes payable, net discount	6,183,971	815,546
Less current portion	(156,225)	(666,132)
Long-term portion	$6,027,746	$149,414

(A)	On July 9, 2021 (the “Closing Date”), the Company entered into a Term Loan, Guarantee and Security Agreement (the “Term Loan Agreement”) with EICF Agent LLC (“EICF”), as agent for the lenders, and Energy Impact Credit Fund I, LP, as lender (the “Lender”), providing for a secured term loan facility in an aggregate principal amount of up to $15.0 million (collectively, the “Term Loans”), consisting of a $7.5 million closing date term loan facility (the “Closing Date Term Loan”) and up to $7.5 million of borrowings under a delayed draw term loan facility (the “Delayed Draw Term Loan Facility”). The Closing Date Term Loan was fully drawn on the Closing Date, while the Delayed Draw Term Loan Facility is available upon the satisfaction of certain conditions precedent specified in the Term Loan Agreement. The Term Loan Agreement matures on July 9, 2026. Borrowings under the Term Loan Agreement bear interest at the London Interbank Offered Rate (“LIBOR”), plus a margin of 10.0%. As a condition precedent to the Agent and the Lender entering into the Term Loan Agreement, the Company issued to the Lender a common stock purchase warrant, dated as of the Closing Date (the “Warrant”), which grants the Lender the right to purchase up to 1.5 million shares of the common stock of the Company, par value $0.000001 (the “Common Stock”), at an exercise price of $2.10, subject to adjustment as set forth in the Warrant. The Warrant is subject to vesting, with 450,000 shares of Common Stock exercisable as of the Closing Date and the remainder exercisable only in the event that the Company borrows under the Delayed Draw Term Loan Facility or fails to consummate a qualifying equity transaction on or before October 7, 2021. The Warrant has no expiration date.

In connection with the Company’s entry into the Term Loan Agreement, the Company entered into an exchange agreement, dated as of July 8, 2021 (the “Exchange Agreement”), with the holder (the “Holder”) of the Company’s 12.5% OID convertible promissory notes (See Note 6) due January 12, 2022 issued on April 12, 2021 (the “Prior Notes”).

In connection with the issuance of this note payable, the Company also issued 450,000 warrants to purchase shares of its Common Stock with an exercise price of $2.10 per shares. The aggregate relative fair value of these warrants was $778,697 and was recorded as a discount on the note payable and as additional paid in capital. In addition, the Company incurred $600,000 of cost related to this note payable. The total discount of $1,378,697 is being amortized over the term of the notes payable.

A roll forward of notes payable from December 31, 2020 to September 30, 2021 is below:

Notes payable, December 31, 2020	$815,546
Issued for cash	7,500,000
Payment of cost associated with issuance of note payable	(600,000)
Debt discount related to notes payable	(778,697)
Forgiveness of note payable	(8,000)
Repayments	(809,519)
Amortization of debt discounts	64,641
Notes payable, September 30, 2021	$6,183,971

EVmo, Inc.

Notes to Condensed Consolidated Financial Statements

For the Nine Months Ended September 30, 2021 and 2020 (unaudited)

Note 5 – Notes Payable

Notes payable at December 31, 2020 and 2019 consisted of the following:

	2020	2019
Notes payable to individual investors; accrue interest at 8% per annum; principal payments equal to 1/12 of original balance plus interest due quarterly; due from dates ranging from August 9, 2020 to March 26, 2021; unsecured (A)	$304,667	319,667
Note payable to the Small Business Administration. The note bears interest at 3.75% per annum, requires monthly payments of $731 after 12 months from funding and is due 30 years from the date of issuance.	149,414	-
Note payable issued under the Paycheck Protection Program of the Coronavirus Aid, Relief and Economic Security (“CARES”) Act in the amount of $192,775. The loan has terms of 24 months and accrues interest at 1% per annum. During the year ended December 31, 2020, $184,775 of this loan has been forgiven as provided for in the CARES Act.	8,000	-
Notes payable to a finance company, default interest at 14% per annum; monthly principal payments ranging from $10,000 to $40,000 with unpaid principal due on December 15, 2021	355,438	-
Total notes payable	817,519	319,667
Unamortized debt discount	(1,973)	(32,289)
Notes payable, net discount	815,546	287,378
Less current portion	(666,132)	(287,378)
Long-term portion	$149,414	$-

(A)	In connection with the issuance of these notes payable in 2018 and 2017, the Company also issued an aggregate of 24,050 shares of its common stock to these note holders as additional incentive to make the loans. The aggregate relative fair value of these shares of common stock was $119,875 and was recorded as a discount on the note payable and as additional paid in capital. The discount of $119,875 is being amortized over the term of the notes payable. During the years ended December 31, 2020 and 2019, $30,316 and $39,922, respectively, was charged to interest expense as amortization of the discounts, with an unamortized balance of $193 at December 31, 2020.

A rollforward of notes payable from December 31, 2018 to December 31, 2020 is below:

Notes payable, December 31, 2018	$2,617,970
Issued for cash	2,009,300
Repayments	(4,379,814)
Amortization of debt discounts	39,922
Notes payable, December 31, 2019	287,378
Issued for cash	342,675
Lease obligation converted to note payable	355,438
Forgiveness of note payable	(184,775)
Repayments	(15,486)
Amortization of debt discounts	30,316
Notes payable, December 31, 2020	$815,546

Future payments under note payable obligations are as follows:

Years ending December 31,
2021	$668,105
2022	3,104
2023	3,175
2024	3,296
2025	3,422
Thereafter	136,417
$817,519